Fiscal 2020 Asset Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 30, 2021	Nov. 25, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 3.1
TruTouch Technologies, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		3.1
Payments to Acquire Businesses, Gross	$ 0.5	0.3
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		2.3
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	139,879
Shares Issued, Price Per Share	$ 16.43
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2.3
TruTouch Technologies, Inc. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 0.8